COMMON SHARES - Common Shares Issued and Outstanding (Details) - CAD shares in Thousands, CAD in Millions					12 Months Ended
	Oct. 31, 2017	Jul. 31, 2017	Apr. 28, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restrictions on dividends payment					CAD 14,600	CAD 9,700	CAD 4,100
Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued (in shares)	3,100	3,000	3,400	3,000	12,499	79,656	0
Proceeds from shares issued	CAD 189	CAD 190	CAD 214	CAD 187	CAD 780	CAD 4,661	CAD 0